Condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	€ 719,994	€ 667,000
Right of use assets	618,613	813,842
Deferred tax assets	297,873	474,347
Current assets
Receivables	531,640	457,834
Other current assets	6,004,953	5,747,025
Cash and cash equivalents	199,571,685	280,728,037
Current tax receivable	2,065,568	2,486,680
Total assets	209,810,326	291,374,765
Equity
Share capital	6,568,445	6,525,539
Share premium	628,674,864	623,641,380
Other reserves	44,289,200	39,711,103
Currency translation reserve	(252,191)	137,726
Accumulated loss	(494,944,426)	(402,255,007)
Total equity	184,335,892	267,760,741
Long term liabilities
Non-current lease liability	472,606	639,043
Current liabilities
Trade and other payables	4,859,249	4,562,900
Accrued liabilities	19,400,357	17,588,407
Current lease liability	161,544	222,427
Current tax payable	580,678	601,247
Total liabilities	25,474,434	23,614,024
Total equity and liabilities	€ 209,810,326	€ 291,374,765